Investment in Associates - Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Equity pick-up from equity investees	$ 45,033	$ 4,347
Maverix Metals Inc. [member]
Disclosure of associates [line items]
Balance of investment, beginning of period	77,410	71,560
Acquisition of shares in associate		2,616
Equity pick-up from equity investees		4,510
Dilution losses		34
Adjustment for change in ownership interest	413	(22)
Dividends received	(325)	(1,220)
Loss of significant influence	47,179
Investment revaluation reserve fair value adjustment	(3,477)
Balance of investment, end of period	121,200	77,410
Long-term investment | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Balance of investment, beginning of period	0	0
Acquisition of shares in associate		0
Equity pick-up from equity investees		0
Dilution losses		0
Adjustment for change in ownership interest	0	0
Dividends received	0	0
Loss of significant influence	124,677
Investment revaluation reserve fair value adjustment	(3,477)
Balance of investment, end of period	121,200	0
Investment in Associate | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Balance of investment, beginning of period	77,410	71,560
Acquisition of shares in associate		2,616
Equity pick-up from equity investees		4,510
Dilution losses		34
Adjustment for change in ownership interest	413	(22)
Dividends received	(325)	(1,220)
Loss of significant influence	(77,498)
Investment revaluation reserve fair value adjustment	0
Balance of investment, end of period	$ 0	$ 77,410